UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		May 12, 2009
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:		$10,514.6

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
SMITH A O			COM		831865 20 9	($448.2)	18,800		SH		SOLE	NONE	  SOLE
AUTONATION INC			COM		05329W 10 2	($1,740.6)	125.400		SH		SOLE	NONE	  SOLE
BED BATH & BEYOND INC		COM		075896 10 0	($381.4)	15,411		SH		SOLE	NONE	  SOLE
BRADY CORP			CL A		104674 10 6	($520.7)	29,536		SH		SOLE	NONE	  SOLE
CBEYOND INC			COM		149847 10 5	($790.9)	42,000		SH		SOLE	NONE	  SOLE
COLUMBIA SPORTSWEAR CO		COM		198516 10 6	($988.7)	33,046		SH		SOLE	NONE	  SOLE
HARTE HANKS INC			COM		416196 10 3	($338.8)	63,321		SH		SOLE	NONE	  SOLE
HNI CORP			COM		404251 10 0	($680.5)	65,430		SH		SOLE	NONE	  SOLE
MACYS INC			COM		55616P 10 4	($807.8)	90,759		SH		SOLE	NONE	  SOLE
P F CHANGS CHINA BISTRO INC	COM		69333Y 10 8	($815.2)	35,632		SH		SOLE	NONE	  SOLE
POLARIS INDS INC		COM		731068 10 2	($943.4)	44,000		SH		SOLE	NONE	  SOLE
ROYAL CARIBBEAN CRUISES LTD	COM		V7780T 10 3	($833)		104,000		SH		SOLE	NONE	  SOLE
SNAP ON INC			COM		833034 10 1	($426.7)	17,000		SH		SOLE	NONE	  SOLE
TESORO CORP			COM		881609 10 1	($511.9)	38,000		SH		SOLE	NONE	  SOLE
WINN DIXIE STORES INC		COM NEW		974280 30 7	($286.8)	30,000		SH		SOLE	NONE	  SOLE